Financing Receivables (Impaired Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 8,337	¥ 9,071
Related Allowance	5,281	5,236
Unpaid Principal Balance	8,337	9,071
Average Recorded Investment	8,584	10,405
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	6	5
Unpaid Principal Balance	459	56
Average Recorded Investment	¥ 5	¥ 20